Operating Expenses	12 Months Ended
Dec. 31, 2018
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Operating Expenses

NOTE 25: OPERATING EXPENSES

The operating expenses are made of the next three components:

•	Research & development expenses

•	General and administrative expenses

•	Non-recurring operating income and expenses

Research and development expenses

(€’000)	For the year ended 31 December,
	2018	2017	2016
Salaries	7,902	7,007	8,160
Share-based payments	1,264	862	—
Travel and living	466	359	577
Pre-clinical studies	2,945	1,995	4,650
Clinical studies	3,656	3,023	4,468
Raw materials & consumables	2,770	1,825	—
Delivery systems	117	430	964
Consulting fees	1,663	1,522	791
External collaborations	110	885	—
IP filing and maintenance fees	397	513	799
Scale-up & automation	23	1,892	4,164
Rent and utilities	651	371	939
Depreciation and amortisation	848	1,488	1,345
Other costs	765	735	817

Total Research and Development expenses	23,577	22,908	27,675

R&D expenses show a net increase year-on-year, which reflects the organic growth of the Company’s operations, for both pre-clinical and clinical activities. The underlying operational staff headcount increased by 15% compared to prior year.

Scale-up and automation budget has been carried forward to 2019.

The absence of amortisation expenses relating to C-Cure and Corquest assets (as a consequence of their full impairment recorded at year-end 2017) explains the lower level of depreciation & amortization expense compared to prior year.

General and administrative expenses

(€’000)	For the year ended 31 December,
	2018	2017	2016
Employee expenses	3,312	2,630	2,486
Share-based payments	2,331	1,707	2,847
Rent	1,097	1,053	791
Communication & Marketing	676	761	728
Consulting fees	2,192	2,227	2,029
Travel & Living	253	211	450
Post employment benefits	(3)	—	(24)
Depreciation	267	229	173
Other	263	490	265

Total General and administration	10,387	9,308	9,745

Increase of G&A expenses by 11% mainly refers to the increase of the Share-based payments vesting cost (non-cash expenses), driven by the full year vesting impact of the warrants distribution occurred prior year (warrant grant of mid-2017). Employee expenses increase is driven by one-off costs incurred pursuant to changes in our Corporate organization chart.

Non-recurring operating income and expenses are defined as one-off items, not directly related to the operational activities of the Company. No operations qualify for such a presentation for the year 2018.

(€’000)	For the year ended December 31,
	2018	2017	2016
Amendments of Celdara Medical and Dartmouth College agreements	—	(24,341)	—
C-Cure IP asset impairment expense	—	(6,045)	—
C-Cure RCA reversal income	—	5,356	—
Corquest IP asset impairment expenses	—	(1,244)	—

Write-off C-Cure and Corquest assets and derecognition of related liabilities	—	(1,932)	—

In 2017, the Group had recognized non-recurring expenses related to the amendment of the agreements with Celdara Medical LLC and Dartmouth College (totalling €24.3 million, out of which an amount of €10.6 million was settled in shares, and thus a non-cash expense). The Group had also proceeded with the write-off of the C-Cure and Corquest assets and derecognition of related liabilities (for net expense amounts of €0.7 million and €1.2 million respectively).